Subordinated Debentures and Trust Preferred Securities (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 15, 2012	May 22, 2007	Dec. 31, 2020	Dec. 31, 2019
Subordinated Debentures and Trust Preferred Securities [Abstract]
Proceeds from issuance of adjustable rate trust preferred securities		$ 8,500
Interest rate		6.58%	1.90%	3.57%
Interest payable term			5 years
Term of variable rate			3 months
Debt issuance costs			$ 0	$ 0
Subordinated debentures must be redeemed no later than			Jun. 15, 2037
Trust preferred securities deferrable period for not considering default			5 years
3-month LIBOR [Member]
Subordinated Debentures and Trust Preferred Securities [Abstract]
Basis spread on variable rate	1.68%